Vanguard® S&P Small-Cap 600 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (3.3%)
*	Madison Square Garden Sports Corp.	23,926	4,418
*	Yelp Inc. Class A	98,121	3,628
	Cogent Communications Holdings Inc.	60,234	3,567
*	Cargurus Inc. Class A	122,878	2,975
*	TripAdvisor Inc.	154,931	2,843
*	Cinemark Holdings Inc.	152,143	2,627
*	IAC Inc.	39,964	1,990
*	Cars.com Inc.	88,401	1,788
	Telephone & Data Systems Inc.	70,657	1,405
	Shenandoah Telecommunications Co.	72,249	1,359
	Shutterstock Inc.	17,537	713
*	TechTarget Inc.	21,406	647
*	Gogo Inc.	41,486	439
	Marcus Corp.	18,625	198
			28,597
Consumer Discretionary (16.6%)
*	Abercrombie & Fitch Co. Class A	72,239	12,488
	Meritage Homes Corp.	52,243	9,213
	Installed Building Products Inc.	33,601	7,118
	Signet Jewelers Ltd.	63,516	6,954
	Group 1 Automotive Inc.	19,033	5,919
	American Eagle Outfitters Inc.	266,111	5,846
	Kontoor Brands Inc.	71,657	5,255
*	Boot Barn Holdings Inc.	43,425	5,165
*	Shake Shack Inc. Class A	53,738	5,099
*	M/I Homes Inc.	39,915	4,986
	Steven Madden Ltd.	100,499	4,467
*	Frontdoor Inc.	114,115	4,036
*	Cavco Industries Inc.	11,127	3,975
*	Stride Inc.	57,033	3,916
*	Adtalem Global Education Inc.	56,199	3,619
	Patrick Industries Inc.	29,821	3,418
*	Asbury Automotive Group Inc.	14,461	3,399
*	Urban Outfitters Inc.	81,134	3,384
*	Tri Pointe Homes Inc.	84,860	3,287
*	Six Flags Entertainment Corp.	103,589	2,636
*	Dorman Products Inc.	27,996	2,575
	LCI Industries	22,846	2,510
*	Dave & Buster's Entertainment Inc.	46,116	2,356
	Oxford Industries Inc.	21,045	2,329
*	Green Brick Partners Inc.	36,414	1,988
*	Brinker International Inc.	26,620	1,880
	Century Communities Inc.	20,681	1,746
	Worthington Enterprises Inc.	30,171	1,721
*	LGI Homes Inc.	17,635	1,693
	Jack in the Box Inc.	28,047	1,553
	Winnebago Industries Inc.	23,489	1,458
	Strategic Education Inc.	12,778	1,449
	Bloomin' Brands Inc.	61,007	1,330
	Monarch Casino & Resort Inc.	19,126	1,281
	La-Z-Boy Inc.	33,124	1,243
	Cheesecake Factory Inc.	30,816	1,186
	Perdoceo Education Corp.	52,708	1,186
	Upbound Group Inc.	35,751	1,173
*	Gentherm Inc.	21,627	1,167
*	XPEL Inc.	30,504	1,159
*	Fox Factory Holding Corp.	23,110	1,077
	Papa John's International Inc.	22,099	1,027
	Buckle Inc.	25,983	1,001
	Guess? Inc.	39,278	914
*	Sabre Corp.	288,778	904
	Golden Entertainment Inc.	18,688	566

		Shares	Market Value ($000)
*	Mister Car Wash Inc.	59,798	420
	Ethan Allen Interiors Inc.	13,378	389
*	Chuy's Holdings Inc.	14,118	377
	Dine Brands Global Inc.	9,480	374
			144,212
Consumer Staples (2.8%)
	WD-40 Co.	19,435	4,367
	J & J Snack Foods Corp.	22,227	3,616
	Cal-Maine Foods Inc.	58,274	3,594
*	Simply Good Foods Co.	82,065	3,159
	Inter Parfums Inc.	25,673	3,075
	Energizer Holdings Inc.	44,125	1,263
	Andersons Inc.	23,968	1,254
	MGP Ingredients Inc.	13,003	1,009
	Vector Group Ltd.	85,664	940
*	National Beverage Corp.	18,436	852
	John B Sanfilippo & Son Inc.	6,812	687
	Tootsie Roll Industries Inc.	15,490	453
			24,269
Energy (7.0%)
	SM Energy Co.	165,799	8,361
	Magnolia Oil & Gas Corp. Class A	265,394	6,887
	Liberty Energy Inc. Class A	217,352	5,366
	Northern Oil & Gas Inc.	130,778	5,353
	California Resources Corp.	92,441	4,377
	Archrock Inc.	196,788	3,983
*	CONSOL Energy Inc.	38,182	3,958
*	Oceaneering International Inc.	144,393	3,419
	Helmerich & Payne Inc.	76,532	2,913
	Patterson-UTI Energy Inc.	253,464	2,793
	Dorian LPG Ltd.	48,865	2,473
*	Helix Energy Solutions Group Inc.	202,912	2,336
*	Par Pacific Holdings Inc.	79,819	2,166
	Peabody Energy Corp.	71,078	1,761
*	REX American Resources Corp.	21,878	1,094
	RPC Inc.	122,186	835
*	Vital Energy Inc.	17,085	835
	Comstock Resources Inc.	66,880	783
	CVR Energy Inc.	22,888	638
	Core Laboratories Inc.	29,343	550
			60,881
Financials (10.5%)
	First Bancorp	241,333	4,279
	Radian Group Inc.	120,729	3,772
	Assured Guaranty Ltd.	46,738	3,632
	EVERTEC Inc.	92,630	3,239
*	Palomar Holdings Inc.	35,462	3,009
	Moelis & Co. Class A	51,627	2,923
	BGC Group Inc. Class A	321,629	2,789
*	Bancorp Inc.	76,846	2,581
*	NMI Holdings Inc. Class A	75,484	2,505
	OFG Bancorp	67,409	2,505
*	Axos Financial Inc.	45,702	2,462
	Artisan Partners Asset Management Inc. Class A	55,014	2,422
	PROG Holdings Inc.	64,083	2,422
*	Triumph Financial Inc.	30,878	2,294
	Piper Sandler Cos.	10,674	2,261
*	Goosehead Insurance Inc. Class A	35,029	2,259
*	Donnelley Financial Solutions Inc.	35,449	2,161
	ServisFirst Bancshares Inc.	32,298	1,996
	Walker & Dunlop Inc.	20,621	1,979
	Pathward Financial Inc.	36,556	1,949
	PJT Partners Inc. Class A	18,229	1,944
	Two Harbors Investment Corp.	147,997	1,902
*	Customers Bancorp Inc.	40,552	1,837
	Cathay General Bancorp	48,965	1,804
	WSFS Financial Corp.	39,076	1,722
*	SiriusPoint Ltd.	129,819	1,707

		Shares	Market Value ($000)
	WisdomTree Inc.	158,191	1,577
	Virtus Investment Partners Inc.	6,098	1,394
	Ellington Financial Inc.	113,575	1,377
	Preferred Bank	17,995	1,345
	Bank of Hawaii Corp.	22,792	1,316
	City Holding Co.	12,722	1,300
	Cohen & Steers Inc.	17,964	1,263
	Redwood Trust Inc.	189,002	1,198
	Apollo Commercial Real Estate Finance Inc.	116,179	1,173
	Park National Corp.	8,431	1,159
*	Ambac Financial Group Inc.	64,842	1,149
	Westamerica Bancorp	23,400	1,142
	BancFirst Corp.	12,878	1,109
	Lakeland Financial Corp.	17,142	1,063
	ARMOUR Residential REIT Inc.	48,517	938
	HCI Group Inc.	9,768	937
	S&T Bancorp Inc.	29,081	928
	First Commonwealth Financial Corp.	67,207	908
*	Payoneer Global Inc.	149,335	894
	New York Mortgage Trust Inc.	129,429	770
*,1	Trupanion Inc.	24,479	731
	Berkshire Hills Bancorp Inc.	29,867	664
*	World Acceptance Corp.	4,831	621
	Brightsphere Investment Group Inc.	27,725	615
	AMERISAFE Inc.	11,768	516
	Southside Bancshares Inc.	15,998	429
			90,871
Health Care (11.0%)
	Ensign Group Inc.	80,549	9,766
*	Glaukos Corp.	69,943	7,884
*	Integer Holdings Corp.	47,764	5,791
*	RadNet Inc.	93,443	5,480
*	Merit Medical Systems Inc.	48,836	3,963
*	Alkermes plc	153,107	3,583
	CONMED Corp.	44,099	3,371
*	Vericel Corp.	68,426	3,264
*	CorVel Corp.	12,988	3,115
*	UFP Technologies Inc.	10,063	2,620
*	Catalyst Pharmaceuticals Inc.	159,947	2,586
*	Privia Health Group Inc.	147,218	2,557
*	Corcept Therapeutics Inc.	84,480	2,549
*	NeoGenomics Inc.	182,832	2,507
*	Astrana Health Inc.	60,301	2,498
*	Amphastar Pharmaceuticals Inc.	53,564	2,267
	LeMaitre Vascular Inc.	28,413	2,241
*	Dynavax Technologies Corp.	185,180	2,220
*	Tandem Diabetes Care Inc.	42,997	2,203
*	Prestige Consumer Healthcare Inc.	34,137	2,195
*	Inari Medical Inc.	41,827	2,091
*	STAAR Surgical Co.	42,706	1,774
*	AMN Healthcare Services Inc.	29,269	1,637
*	Collegium Pharmaceutical Inc.	46,757	1,550
*	Certara Inc.	89,153	1,511
*	Myriad Genetics Inc.	62,203	1,416
*	ANI Pharmaceuticals Inc.	21,641	1,405
	US Physical Therapy Inc.	11,815	1,212
*	Addus HomeCare Corp.	9,646	1,107
*	Xencor Inc.	45,399	1,079
	National HealthCare Corp.	9,104	963
*	Schrodinger Inc.	43,931	945
*	Supernus Pharmaceuticals Inc.	31,355	850
*	Artivion Inc.	30,056	709
*	Ironwood Pharmaceuticals Inc. Class A	112,377	708
*	BioLife Solutions Inc.	30,474	655
	Simulations Plus Inc.	13,450	649
*	Innoviva Inc.	40,246	635
*	Harmony Biosciences Holdings Inc.	20,131	592
*	OraSure Technologies Inc.	104,881	496
	HealthStream Inc.	18,096	494

		Shares	Market Value ($000)
*	Arcus Biosciences Inc.	31,632	477
*	REGENXBIO Inc.	24,841	356
*,2	OmniAb Inc. 12.5 Earnout	7,390	—
*,2	OmniAb Inc. 15 Earnout	7,390	—
			95,971
Industrials (19.1%)
	Mueller Industries Inc.	162,709	9,585
*	SPX Technologies Inc.	65,420	9,121
*	AeroVironment Inc.	40,116	8,109
	Federal Signal Corp.	87,323	8,036
	Boise Cascade Co.	56,743	7,790
	Armstrong World Industries Inc.	63,316	7,332
	Moog Inc. Class A	41,206	6,982
	Encore Wire Corp.	22,610	6,528
	Matson Inc.	50,066	6,418
*	Verra Mobility Corp. Class A	238,333	6,349
	Franklin Electric Co. Inc.	56,851	5,656
*	GMS Inc.	57,068	5,362
	ESCO Technologies Inc.	36,973	4,035
*	MYR Group Inc.	23,948	3,713
	Arcosa Inc.	41,226	3,624
	ArcBest Corp.	33,914	3,579
	AZZ Inc.	41,673	3,496
*	Gibraltar Industries Inc.	43,626	3,292
	Korn Ferry	43,706	2,882
	Standex International Corp.	17,017	2,862
	Brady Corp. Class A	41,698	2,847
	Alamo Group Inc.	14,810	2,814
	Tennant Co.	26,773	2,749
	John Bean Technologies Corp.	27,348	2,613
	Griffon Corp.	37,207	2,513
*	AAR Corp.	34,244	2,431
	Powell Industries Inc.	13,211	2,376
*	SkyWest Inc.	31,677	2,365
	Enpro Inc.	13,477	2,066
	Enerpac Tool Group Corp. Class A	52,001	2,045
	Granite Construction Inc.	32,128	2,001
	HNI Corp.	40,076	1,886
	Albany International Corp. Class A	21,470	1,883
	Trinity Industries Inc.	58,730	1,847
	Rush Enterprises Inc. Class A	39,723	1,793
*	RXO Inc.	77,223	1,576
	Air Lease Corp. Class A	31,034	1,478
	UniFirst Corp.	8,876	1,408
	Vestis Corp.	99,868	1,230
*	American Woodmark Corp.	12,868	1,108
	Quanex Building Products Corp.	32,746	1,079
*	Viad Corp.	30,000	1,049
	Apogee Enterprises Inc.	14,263	927
	Lindsay Corp.	7,755	890
	CSG Systems International Inc.	19,895	859
	Matthews International Corp. Class A	28,210	799
*	Proto Labs Inc.	24,083	746
	Marten Transport Ltd.	38,726	685
*	Liquidity Services Inc.	32,006	628
*	Vicor Corp.	17,073	597
	Insteel Industries Inc.	17,490	575
	Heartland Express Inc.	35,987	407
*	Sun Country Airlines Holdings Inc.	25,032	265
	National Presto Industries Inc.	3,295	245
			165,531
Information Technology (15.6%)
*	Fabrinet	52,038	12,465
*	SPS Commerce Inc.	52,596	9,893
	Badger Meter Inc.	42,057	8,115
*	Marathon Digital Holdings Inc.	319,077	6,228
*	FormFactor Inc.	111,562	6,105
*	Axcelis Technologies Inc.	46,843	5,269
*	Insight Enterprises Inc.	25,788	5,042

		Shares	Market Value ($000)
*	Alarm.com Holdings Inc.	71,635	4,686
	InterDigital Inc.	36,838	4,195
*	DoubleVerify Holdings Inc.	199,770	3,636
	Advanced Energy Industries Inc.	33,137	3,560
*	ACI Worldwide Inc.	98,203	3,536
*	Itron Inc.	31,960	3,437
*	Box Inc. Class A	125,587	3,422
*	Veeco Instruments Inc.	80,793	3,284
*	OSI Systems Inc.	22,480	3,231
	Progress Software Corp.	62,830	3,182
*	Diodes Inc.	40,120	2,974
*	LiveRamp Holdings Inc.	94,892	2,969
*	Agilysys Inc.	28,898	2,759
*	BlackLine Inc.	48,786	2,328
	Kulicke & Soffa Industries Inc.	50,832	2,322
*	Perficient Inc.	30,429	2,256
*	Envestnet Inc.	29,964	1,963
*	Arlo Technologies Inc.	135,755	1,929
*	Plexus Corp.	17,425	1,919
*	Rogers Corp.	16,096	1,899
*	SiTime Corp.	14,527	1,770
*	ePlus Inc.	23,309	1,745
*	Photronics Inc.	62,842	1,719
*	Semtech Corp.	41,463	1,613
*	SolarEdge Technologies Inc.	31,747	1,555
*	PDF Solutions Inc.	43,940	1,539
*	DigitalOcean Holdings Inc.	39,921	1,479
*	Calix Inc.	41,170	1,470
	CTS Corp.	25,007	1,324
*	Extreme Networks Inc.	110,679	1,234
*	MaxLinear Inc. Class A	66,359	1,179
*	Harmonic Inc.	87,086	1,065
*	Knowles Corp.	52,444	919
*	Cohu Inc.	27,964	902
*	N-able Inc.	63,899	853
	Adeia Inc.	61,185	724
	A10 Networks Inc.	47,214	715
*	SMART Global Holdings Inc.	30,328	624
*	CEVA Inc.	14,462	288
*	Xperi Inc.	31,019	273
			135,594
Materials (7.1%)
*	ATI Inc.	182,832	11,215
	Carpenter Technology Corp.	70,813	7,851
	Alpha Metallurgical Resources Inc.	16,943	5,344
	Warrior Met Coal Inc.	74,542	5,101
	Balchem Corp.	25,870	3,974
	Materion Corp.	29,599	3,385
	Sealed Air Corp.	82,731	3,216
	Arch Resources Inc.	18,177	3,161
	HB Fuller Co.	38,083	3,032
	Innospec Inc.	22,467	2,939
	Hawkins Inc.	27,315	2,385
	Minerals Technologies Inc.	23,340	2,025
	Sensient Technologies Corp.	26,054	2,024
	Quaker Chemical Corp.	10,321	1,872
	Worthington Steel Inc.	30,157	995
*	Metallus Inc.	31,484	756
	Koppers Holdings Inc.	15,846	702
	Haynes International Inc.	10,197	600
	Myers Industries Inc.	25,761	407
	Olympic Steel Inc.	6,853	357
			61,341
Real Estate (4.9%)
	Apple Hospitality REIT Inc.	304,935	4,403
	Tanger Inc.	154,311	4,282
	Essential Properties Realty Trust Inc.	116,316	3,115
	Sunstone Hotel Investors Inc.	294,485	3,027
	CareTrust REIT Inc.	117,864	3,014

			Shares	Market Value ($000)
		St. Joe Co.	50,983	2,886
		Phillips Edison & Co. Inc.	89,215	2,850
		DiamondRock Hospitality Co.	300,656	2,547
		Innovative Industrial Properties Inc.	22,095	2,381
		Urban Edge Properties	99,566	1,765
		SITE Centers Corp.	121,353	1,750
		Four Corners Property Trust Inc.	57,231	1,397
		Xenia Hotels & Resorts Inc.	88,956	1,289
		Outfront Media Inc.	87,580	1,266
		eXp World Holdings Inc.	110,251	1,236
		LTC Properties Inc.	25,563	879
		Getty Realty Corp.	30,315	837
		Veris Residential Inc.	45,779	700
		Uniti Group Inc.	177,968	562
		Summit Hotel Properties Inc.	78,309	479
		Armada Hoffler Properties Inc.	41,366	469
		Marcus & Millichap Inc.	13,919	450
		Whitestone REIT	32,945	430
		Saul Centers Inc.	9,046	329
		Universal Health Realty Income Trust	8,715	327
		Community Healthcare Trust Inc.	13,837	325
				42,995
Utilities (1.7%)
		Otter Tail Corp.	59,775	5,408
		MGE Energy Inc.	28,524	2,286
		American States Water Co.	28,094	2,067
		California Water Service Group	33,133	1,653
		Chesapeake Utilities Corp.	14,358	1,608
		SJW Group	17,926	981
		Middlesex Water Co.	11,692	630
		Unitil Corp.	10,339	553
				15,186
Total Common Stocks (Cost $743,289)				865,448
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund (Cost $3,011)	5.397%	30,122	3,012
Total Investments (99.9%) (Cost $746,300)				868,460
Other Assets and Liabilities—Net (0.1%)				554
Net Assets (100%)				869,014
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $266,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $276,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	33	3,425	(10)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	865,448	—	—	865,448
Temporary Cash Investments	3,012	—	—	3,012
Total	868,460	—	—	868,460

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	10	—	—	10
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.